Fair Value Measurements (Details 2) (Fuel Swap Contract (Liabilities) Assets, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fuel Swap Contract (Liabilities) Assets
Reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 2	$ (1)
Total gains (losses) (realized and unrealized):
Included in earnings	1	2
Included in accumulated other comprehensive income	(1)	3
Settlements, net	(1)	(2)
Balance at the end of the period	$ 1	$ 2